Condensed Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net profit	€ 241,997	€ 254,460
Adjustments to reconcile net profit to net cash flows from operating activities:
Depreciation and amortization	96,568	81,754
Loss on disposal of property, plant and equipment	223	90
Finance cost, net	85,963	68,692
Net exchange differences	26,109	(1,875)
Gain from bargain purchase	(12,291)
Non-cash operating items	178	189
Income tax expense	108,848	114,182
Income tax paid	(142,892)	(123,735)
Changes in working capital
Inventories and right to return assets	(86,903)	(62,222)
Trade and other receivables	(135,944)	(137,630)
Trade and other payables and accrued liabilities	46,847	27,634
Other	18,054	9,176
Net cash flows provided by operating activities	246,757	230,715
Cash flows from investing activities
Interest received, net of taxes withheld	2,518	4,317
Purchases of property, plant and equipment	(84,663)	(54,092)
Proceeds from sales of property, plant and equipment	114	36
Purchases of intangible assets	(1,236)	(7,799)
Initial direct costs of right-of-use assets	(808)	(1,430)
Receipt of government grant	738	1,888
Acquisition of subsidiary, net of cash acquired	(9,809)
Escrow deposit for acquisition of a subsidiary	(1,826)
Net cash flows used in investing activities	(94,972)	(57,080)
Cash flows from financing activities
Repurchase of ordinary shares	(229,706)	(176,382)
Proceeds from loans and borrowings	1,010,000
Repayment of loans and borrowings	(462,407)	(6,077)
Payment of transaction costs related to refinancing	(3,614)	(250)
Interest paid	(42,366)	(45,071)
Payments of lease liabilities	(39,513)	(31,512)
Interest portion of lease liabilities	(7,059)	(6,820)
Payment of tax receivable agreement liability	(14,627)
Net cash flows provided by (used in) financing activities	210,708	(266,112)
Net increase (decrease) in cash and cash equivalents	362,493	(92,477)
Cash and cash equivalents at beginning of period	329,067	355,843
Net foreign exchange difference	2,075	(1,532)
Cash and cash equivalents at end of period	€ 693,635	€ 261,834